UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter: Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam International New Opportunities Fund

The fund's portfolio
6/30/08 (Unaudited)

COMMON STOCKS (92.1%)(a)
	Shares	Value

Advertising and Marketing Services (0.5%)
Focus Media Holding, Ltd. ADR (China) (NON) (S)	59,560	$1,651,003
JC Decaux SA (France)	96,622	2,460,991
		4,111,994

Aerospace and Defense (1.7%)
BAE Systems PLC (United Kingdom)	983,736	8,664,394
Safran SA (France)	180,965	3,489,825
		12,154,219

Airlines (0.6%)
Air Arabia (United Arab Emirates) (NON)	9,090,754	4,529,536

Banking (8.0%)
Banco Santander Central Hispano SA (Spain)	392,621	7,165,863
BNP Paribas SA (France)	92,416	8,282,124
Commerzbank AG (Germany)	239,710	7,084,682
Industrial & Commercial Bank of China (China)	5,233,000	3,577,305
National Bank of Greece SA (Greece)	246,762	11,118,134
Standard Chartered PLC (United Kingdom)	452,582	12,807,254
Sumitomo Mitsui Financial Group, Inc. (Japan)	445	3,353,660
Toronto-Dominion Bank (Canada) (S)	59,600	3,763,810
		57,152,832

Basic Materials (0.6%)
Anglo American PLC (United Kingdom)	64,356	4,561,364

Beverage (1.6%)
Britvic PLC (United Kingdom)	488,479	2,803,797
Coca-Cola Hellenic Bottling Co., SA (Greece)	141,660	3,845,266
InBev NV (Belgium)	66,947	4,628,773
		11,277,836

Cable Television (1.0%)
Rogers Communications Class B (Canada)	193,300	7,516,167

Chemicals (1.5%)
BASF AG (Germany)	114,624	7,896,143
K&S AG (Germany)	4,954	2,843,057
		10,739,200

Commercial and Consumer Services (1.1%)
De La Rue PLC (United Kingdom)	263,868	4,686,684
Nissha Printing Co., Ltd. (Japan)	56,000	3,227,316
		7,914,000

Computers (1.6%)
Gemalto NV (France) (NON)	222,938	8,079,380
Sharp Corp. (Japan)	209,000	3,408,423
		11,487,803

Conglomerates (2.3%)
Mitsubishi Corp. (Japan)	180,300	5,952,179
Vivendi SA (France)	275,974	10,450,589
		16,402,768

Construction (0.4%)
Holcim, Ltd. (Switzerland)	39,945	3,235,635

Consumer Goods (3.4%)
Beiersdorf AG (Germany)	107,887	7,938,309
Reckitt Benckiser PLC (United Kingdom)	334,966	16,972,701
		24,911,010

Distribution (0.3%)
Medion AG (Germany) (S)	117,661	1,848,514

Electric Utilities (4.8%)
Enel SpA (Italy) (S)	701,567	6,658,761
RWE AG (Germany)	99,600	12,568,080
Scottish and Southern Energy PLC (United Kingdom)	247,473	6,910,662
Suez SA (France)	119,179	8,096,421
		34,233,924

Electronics (2.9%)
AU Optronics Corp. (Taiwan)	1,722,000	2,706,494
LG Electronics, Inc. (South Korea)	47,930	5,430,447
Samsung Electronics Co., Ltd. (South Korea)	20,672	12,352,997

		20,489,938

Energy (Oil Field) (0.8%)
Petroleum Geo-Services ASA (Norway)	221,800	5,425,614

Energy (Other) (0.5%)
Vestas Wind Systems A/S (Denmark) (NON)	29,250	3,818,317

Financial (3.2%)
IG Group Holdings PLC (United Kingdom)	1,112,728	7,271,909
Man Group PLC (United Kingdom)	683,448	8,430,336
Sony Financial Holdings, Inc. (Japan)	1,344	5,413,016
Sony Financial Holdings, Inc. 144A (Japan)	416	1,675,457
		22,790,718

Food (3.2%)
Barry Callebaut AG (Switzerland) (NON)	5,809	3,769,452
Carrefour Supermarche SA (France)	9,562	539,348
Nestle SA (Switzerland)	154,950	6,997,174
Snow Brand Milk Products Co., Ltd. (Japan) (S)	1,531,000	5,530,777
Toyo Suisan Kaisha, Ltd. (Japan)	273,000	6,179,966
		23,016,717

Health Care Services (1.2%)
Suzuken Co., Ltd. (Japan)	150,800	5,575,703
Toho Pharmaceutical Co., Ltd. (Japan)	166,900	3,219,303
		8,795,006

Insurance (3.9%)
ING Groep NV (Netherlands)	234,599	7,415,887
Prudential PLC (United Kingdom)	692,670	7,341,604
Topdanmark A/S (Denmark) (NON) (S)	49,050	7,388,703
Zurich Financial Services AG (Switzerland)	22,215	5,682,618
		27,828,812

Machinery (3.0%)
Alstom (France) (S)	56,038	12,851,802
Fanuc, Ltd. (Japan)	61,200	5,986,078
Komatsu, Ltd. (Japan)	107,300	2,995,737
		21,833,617

Manufacturing (1.6%)
Charter PLC (United Kingdom)	251,489	4,331,693
Glory, Ltd. (Japan)	298,400	7,022,335
		11,354,028

Media (0.4%)
Astral Media, Inc. (Canada)	83,000	2,613,023

Medical Technology (1.4%)
Terumo Corp. (Japan)	201,800	10,316,506

Metals (11.2%)
ArcelorMittal (Luxembourg)	103,325	10,202,518
Barrick Gold Corp. (Canada)	173,089	7,929,707
BHP Billiton, Ltd. (Australia)	404,079	16,927,201
Franco-Nevada Corp. (Canada)	209,000	5,074,012
Hitachi Metals, Ltd. (Japan)	351,000	5,773,854
Rio Tinto PLC (United Kingdom)	69,751	8,557,857
Rio Tinto, Ltd. (Australia)	95,451	12,398,159
Vallourec SA (France)	15,628	5,460,979
Xstrata PLC (London Exchange) (Switzerland)	50,072	3,982,137
Yamana Gold, Inc. (Canada) (S)	230,805	3,847,506
		80,153,930

Oil & Gas (11.5%)
BG Group PLC (United Kingdom)	330,443	8,613,697
Fred Olsen Energy ASA (Norway)	105,600	6,411,630
Inpex Holdings, Inc. (Japan)	433	5,472,741
Lukoil (Russia)	103,800	10,198,328
Seadrill, Ltd. (Bermuda)	152,599	4,669,409
Statoil ASA (Norway)	143,000	5,346,004
Suncor Energy, Inc. (Canada)	197,400	11,486,220
Total SA (France)	355,437	30,309,947
		82,507,976

Pharmaceuticals (7.9%)
Astellas Pharma, Inc. (Japan)	267,900	11,370,968
AstraZeneca PLC (London Exchange) (United Kingdom)	94,484	4,021,020
Hisamitsu Pharmaceutical Co., Inc. (Japan)	130,000	5,664,969
Novartis AG (Switzerland)	280,767	15,424,219
Novo Nordisk A/S Class B (Denmark)	88,350	5,823,806
Roche Holding AG (Switzerland)	32,750	5,887,349
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	94,100	4,309,780
UCB SA (Belgium)	104,519	3,845,257
		56,347,368

Railroads (0.4%)
East Japan Railway Co. (Japan)	330	2,692,417

Real Estate (1.7%)
Link REIT (The) (Hong Kong) (R)	2,284,000	5,202,560
Mitsubishi Estate Co., Ltd. (Japan)	141,000	3,231,749
Sumitomo Realty & Development Co., Ltd. (Japan)	186,000	3,701,754
		12,136,063

Schools (0.5%)
Benesse Corp. (Japan)	90,300	3,662,422

Technology Services (0.7%)
United Internet AG (Germany)	249,215	4,907,600

Telecommunications (3.1%)
France Telecom SA (France)	110,789	3,253,144
Koninklijke (Royal) KPN NV (Netherlands)	273,034	4,668,908
StarHub, Ltd. (Singapore)	2,242,000	4,699,691
Telefonica SA (Spain)	376,020	9,940,644
		22,562,387

Textiles (2.1%)
Esprit Holdings, Ltd. (Hong Kong)	973,500	10,113,443
Gildan Activewear, Inc. (Canada) (NON)	201,100	5,180,687
		15,294,130

Tobacco (1.1%)
BAT Industries PLC (United Kingdom)	222,315	7,671,389

Transportation (0.4%)
DP World, Ltd. (United Arab Emirates)	1,068,283	918,723
DP World, Ltd. 144A (United Arab Emirates)	2,019,458	1,736,734
		2,655,457

Total common stocks (cost $640,628,862)		$660,950,237

SHORT-TERM INVESTMENTS (12.5%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	49,474,224	$49,474,224
Short-term investments held as collateral for loaned
securities with yields ranging from 1.70% to 3.75% and
due dates ranging from July 1, 2008 to August 19, 2008
(d)	$40,321,234	40,313,422

Total short-term investments (cost $89,787,646)		$89,787,646

TOTAL INVESTMENTS

Total investments (cost $730,416,508) (b)		$750,737,883

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $205,064,701) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$51,041,363	$48,548,192	7/16/08	$2,493,171
British Pound	42,561,489	41,800,628	9/17/08	760,861
Canadian Dollar	13,896,797	13,930,195	7/16/08	(33,398)
Euro	18,624,012	18,394,682	9/17/08	229,330
Japanese Yen	47,648,892	48,037,143	8/20/08	(388,251)
Norwegian Krone	22,231,123	22,076,543	9/17/08	154,580
Swedish Krona	6,246,183	6,224,056	9/17/08	22,127
Swiss Franc	6,163,453	6,053,262	9/17/08	110,191

Total				$3,348,611

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $128,302,652) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,917,791	$8,780,062	7/16/08	$(137,729)
British Pound	6,269,060	6,192,297	9/17/08	(76,763)
Canadian Dollar	14,716,383	14,825,162	7/16/08	108,779
Euro	66,880,797	66,066,378	9/17/08	(814,419)
Japanese Yen	15,372,642	15,360,555	8/20/08	(12,087)
Swedish Krona	6,799,413	6,770,551	9/17/08	(28,862)
Swiss Franc	10,557,256	10,307,647	9/17/08	(249,609)

Total				$(1,210,690)

NOTES

(a) Percentages indicated are based on net assets of $717,286,220.

(b) The aggregate identified cost on a tax basis is $730,848,523, resulting in gross unrealized appreciation and depreciation of $64,693,212 and $44,803,852, respectively, or net unrealized appreciation of $19,889,360.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2008, the value of securities loaned amounted to $38,309,740. The fund received cash collateral of $40,313,422 which is pooled with collateral of other Putnam funds into 67 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $381,150 for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $290,618,800 and $258,911,752, respectively.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at June 30, 2008.

At June 30, 2008, liquid assets totaling $2,138,020 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

United Kingdom	16.0%
Japan	15.7
France	13.1
United States	7.0
Canada	6.7
Germany	6.4
Switzerland	6.3
Australia	4.1
South Korea	2.5
Denmark	2.4
Norway	2.4
Spain	2.4
Hong Kong	2.2
Greece	2.1
Netherlands	1.7
Luxembourg	1.4
Russia	1.4
Belgium	1.2
United Arab Emirates	1.0
Italy	0.9
Bermuda	0.7
China	0.7
Singapore	0.7
Israel	0.6
Other	0.4

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At June 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008